UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2012
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    15635 Alton Parkway, Suite 400
            Irvine, CA 92618

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    November 9, 2012

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $1,228,735,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADFITECH INC                   COM              00687B105      502   167424 SH       SOLE                   167424
AEGON N V                      NY REGISTRY SH   007924103    25483  4891179 SH       SOLE                  4891179
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    21328   838688 SH       SOLE                   838688
ARCHER DANIELS MIDLAND CO      COM              039483102    14288   525668 SH       SOLE                   525668
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    26975   884704 SH       SOLE                   884704
BANK OF NEW YORK MELLON CORP   COM              064058100    28587  1263804 SH       SOLE                  1263804
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2654       20 SH       SOLE                       20
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    33691   381979 SH       SOLE                   381979
BLACKROCK CREDIT ALL INC TR    COM              092508100     7297   514580 SH       SOLE                   514580
BP PLC                         SPONSORED ADR    055622104    25004   590276 SH       SOLE                   590276
CENVEO INC                     COM              15670S105     9066  3958775 SH       SOLE                  3958775
CISCO SYS INC                  COM              17275R102    19434  1017746 SH       SOLE                  1017746
CNA FINL CORP                  COM              126117100    34078  1271571 SH       SOLE                  1271571
CNO FINL GROUP INC             COM              12621E103    33029  3422688 SH       SOLE                  3422688
COMCAST CORP NEW               CL A             20030N101     7517   210290 SH       SOLE                   210290
COMCAST CORP NEW               CL A SPL         20030N200    24065   691320 SH       SOLE                   691320
CROWN HOLDINGS INC             COM              228368106    13215   359583 SH       SOLE                   359583
DARLING INTL INC               COM              237266101     9393   513538 SH       SOLE                   513538
EXCEL TR INC                   COM              30068C109    32662  2860074 SH       SOLE                  2860074
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102     8888    22976 SH       SOLE                    22976
FIRST OPPORTUNITY FD INC       COM              33587T108     2036   266161 SH       SOLE                   266161
GENERAL COMMUNICATION INC      CL A             369385109    19317  1971095 SH       SOLE                  1971095
GRAPHIC PACKAGING HLDG CO      COM              388689101     9986  1718787 SH       SOLE                  1718787
HARTFORD FINL SVCS GROUP INC   COM              416515104    31837  1637720 SH       SOLE                  1637720
HOOPER HOLMES INC              COM              439104100     2884  4505965 SH       SOLE                  4505965
HUDSON PAC PPTYS INC           COM              444097109    33003  1783944 SH       SOLE                  1783944
HUNTSMAN CORP                  COM              447011107     2071   138683 SH       SOLE                   138683
ISTAR FINL INC                 COM              45031U101      208    25130 SH       SOLE                    25130
JOHNSON & JOHNSON              COM              478160104    18787   272628 SH       SOLE                   272628
JPMORGAN CHASE & CO            COM              46625H100    34337   848247 SH       SOLE                   848247
KEMPER CORP DEL                COM              488401100    17426   567433 SH       SOLE                   567433
L-3 COMMUNICATIONS CORP        DEBT  3.000% 8/0 502413AW7     7452  7430000 SH       SOLE                  7430000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    19359   269969 SH       SOLE                   269969
LEUCADIA NATL CORP             COM              527288104     9371   411931 SH       SOLE                   411931
LIBERTY GLOBAL INC             COM SER A        530555101      647    10650 SH       SOLE                    10650
LIBERTY GLOBAL INC             COM SER C        530555309    22853   404381 SH       SOLE                   404381
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    16213   155776 SH       SOLE                   155776
LOEWS CORP                     COM              540424108    26496   642175 SH       SOLE                   642175
MERCK & CO INC NEW             COM              58933Y105    31033   688173 SH       SOLE                   688173
METLIFE INC                    COM              59156R108     1905    55282 SH       SOLE                    55282
METLIFE INC                    UNIT 99/99/9999  59156R116    33324   482113 SH       SOLE                   482113
MICROSOFT CORP                 COM              594918104    31822  1069301 SH       SOLE                  1069301
MONTGOMERY STR INCOME SECS I   COM              614115103     2949   173686 SH       SOLE                   173686
MONTPELIER RE HOLDINGS LTD     SHS              G62185106        2       75 SH       SOLE                       75
NASH FINCH CO                  COM              631158102     2061   100951 SH       SOLE                   100951
NASH FINCH CO                  FRNT  1.631% 3/1 631158AD4    11737 25610000 SH       SOLE                 25610000
NEW ULM TELECOM INC            COM              649060100      587    90341 SH       SOLE                    90341
NEWCASTLE INVT CORP            COM              65105M108     2603   345713 SH       SOLE                   345713
NORTHSTAR RLTY FIN CORP        COM              66704R100    30984  4871645 SH       SOLE                  4871645
NUVEEN MULT CURR ST GV INCM    COM              67090N109     7767   588407 SH       SOLE                   588407
OWENS ILL INC                  COM NEW          690768403    29140  1553291 SH       SOLE                  1553291
PARK OHIO HLDGS CORP           COM              700666100     9747   449771 SH       SOLE                   449771
PARKWAY PPTYS INC              COM              70159Q104    27887  2085781 SH       SOLE                  2085781
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     5602   186179 SH       SOLE                   186179
PIEDMONT OFFICE REALTY TR IN   COM CL A         720190206     2631   151704 SH       SOLE                   151704
Q E P INC                      COM              74727K102     5738   358154 SH       SOLE                   358154
REDWOOD TR INC                 COM              758075402     8684   600566 SH       SOLE                   600566
ROCK-TENN CO                   CL A             772739207    30521   422849 SH       SOLE                   422849
SAFEWAY INC                    COM NEW          786514208    26538  1649346 SH       SOLE                  1649346
SANDRIDGE ENERGY INC           COM              80007P307    12228  1753156 SH       SOLE                  1753156
SIERRA BANCORP                 COM              82620P102     9597   782777 SH       SOLE                   782777
SUPERVALU INC                  COM              868536103    10213  4237796 SH       SOLE                  4237796
TENET HEALTHCARE CORP          COM              88033G100     8852  1411817 SH       SOLE                  1411817
TERRENO RLTY CORP              COM              88146M101     5482   346967 SH       SOLE                   346967
TESORO CORP                    COM              881609101    27288   651253 SH       SOLE                   651253
THL CR INC                     COM              872438106     4747   338356 SH       SOLE                   338356
TORCHMARK CORP                 COM              891027104    12996   253086 SH       SOLE                   253086
TRAVELERS COMPANIES INC        COM              89417E109    28253   413897 SH       SOLE                   413897
VALERO ENERGY CORP             NEW COM          91913Y100    37793  1192974 SH       SOLE                  1192974
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    32903  1154505 SH       SOLE                  1154505
WELLS FARGO & CO NEW           COM              949746101    32744   948267 SH       SOLE                   948267
WILLIAMS COS INC               DEL COM          969457100        1       30 SH       SOLE                       30
XEROX CORP                     COM              984121103    20477  2789803 SH       SOLE                  2789803
XL GROUP PLC                   SHS              G98290102    30463  1267693 SH       SOLE                  1267693